As filed with the Securities and Exchange Commission on March 28, 2013

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number (811-05037)

Professionally Managed Portfolios
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Elaine E. Richards
Professionally Managed Portfolios
2020 E. Financial Way, Ste. 100
Glendora, CA 91741

(Name and address of agent for service)

(626) 914-7363
Registrant's telephone number, including area code

Date of fiscal year end: October 31

Date of reporting period:  January 31, 2013

Item 1. Schedule of Investments.

Becker Value Equity Fund

SCHEDULE OF INVESTMENTS at January 31, 2013 (Unaudited)

Shares		Value
COMMON STOCKS: 94.8%
Consumer Discretionary: 12.6%
33,000	Coach, Inc.	$1,683,000
79,500	Honda Motor Co. Ltd - ADR	2,996,355
110,370	Johnson Controls, Inc.	3,431,403
265,600	Staples, Inc.	3,580,288
53,175	Target Corp.	3,212,302
52,500	Time Warner, Inc.	2,652,300
59,895	Viacom, Inc.	3,614,663
		21,170,311
Consumer Staples: 8.6%
112,250	Archer Daniels Midland Co.	3,202,492
41,000	Bunge Ltd	3,266,059
61,825	Molson Coors Brewing Co.	2,793,254
17,505	Nestle S A - ADR	1,230,952
47,000	Walgreen Co.	1,878,120
30,090	Wal-Mart Stores, Inc.	2,104,796
		14,475,673
Energy: 13.4%
24,275	Chevron Corp.	2,795,266
38,500	ConocoPhillips	2,233,000
59,425	Devon Energy Corp.	3,398,516
23,975	Diamond Offshore Drilling, Inc.	1,800,283
32,300	Helmerich & Payne, Inc.	2,078,182
41,135	Murphy Oil Corp.	2,448,355
28,210	Phillips 66	1,708,680
47,500	Royal Dutch Shell PLC - ADR	3,349,700
33,000	Schlumberger Ltd	2,575,650
		22,387,632
Financials: 13.2%
38,900	The Allstate Corp.	1,707,710
16,000	BlackRock, Inc.	3,780,480
20,600	The Chubb Corp.	1,654,386
78,060	J.P. Morgan Chase & Co.	3,672,723
150,000	Morgan Stanley	3,427,500
54,300	The PNC Financial Services Group, Inc.	3,355,740
50,200	State Street Corp.	2,793,630
52,500	U.S. Bancorp #	1,737,750
		22,129,919
Health Care: 13.6%
42,400	Aetna, Inc.	2,044,952
31,500	Amgen, Inc.	2,691,990
30,280	Becton Dickinson & Co.	2,544,731
217,000	Boston Scientific Corp.*	1,620,990
42,015	Covidien PLC	2,619,215
64,085	Hospira, Inc.*	2,186,580
28,000	McKesson Corp.	2,946,440
70,000	Merck & Co, Inc.	3,027,500
42,015	Zimmer Holdings, Inc.	3,134,320
		22,816,718
Industrials: 16.0%
21,500	The ADT Corporation	1,021,250
32,200	3M Co.	3,237,710
30,999	Dun & Bradstreet Corp.	2,527,658
47,040	Emerson Electric Co.	2,693,040
22,820	FedEx Corp.	2,315,089
152,460	General Electric Co.	3,396,809
33,070	L-3 Communications Holdings, Inc.	2,510,674
32,372	Pentair Ltd	1,640,613
46,000	Raytheon Co.	2,423,280
310,000	Southwest Airlines Co.	3,475,100
50,000	Tyco International Ltd	1,511,500
		26,752,723
Information Technology: 10.4%
183,300	Corning, Inc.	2,199,600
47,520	Harris Corp.	2,195,424
147,000	Intel Corp.	3,092,880
122,600	Microsoft Corp.	3,367,822
95,000	NCR Corp. *	2,638,150
54,350	TE Connectivity Ltd	2,113,128
11,755	Visa, Inc.	1,856,232
		17,463,236
Materials: 1.4%
64,000	Teck Resources Ltd	2,335,360
Telecommunication Services: 3.2%
74,500	AT&T, Inc.	2,591,855
64,400	Verizon Communications, Inc.	2,808,484
		5,400,339
Utilities: 2.4%
29,000	Nextera Energy, Inc.	2,089,450
67,010	Xcel Energy, Inc.	1,861,538
		3,950,988
TOTAL COMMON STOCKS
(Cost $124,090,334)		158,882,899
SHORT-TERM INVESTMENT: 5.6%
9,421,725	Invesco Short-Term Investment Trust Treasury Portfolio, 0.02%^	9,421,725
TOTAL SHORT-TERM INVESTMENT
(Cost $9,421,725)		9,421,725
TOTAL INVESTMENTS IN SECURITIES: 100.4%
(Cost $133,512,059)		168,304,624
Liabilities in Excess of Other Assets: (0.4)%		(601,517)
TOTAL NET ASSETS: 100.0%		$167,703,107

*	Non-income producing security
^	Annualized seven-day yeild as of January 31, 2013.
ADR -	American Depository Receipts
#	Affiliated Security. Quasar Distributors, LLC is the principal underwriter and distributor for the shares of the Fund (“Quasar” or the “Distributor”). The Distributor is affiliated with the Funds’ transfer agent, fund accountant and administrator, U.S. Bancorp Fund Services, LLC.

A schedule of the Fund's investment in affiliated securities held during the three months ended January 31, 2013, is set forth below:
Issuer	Share Balance at October 1, 2012	Additions	Reductions	Share Balance at January 31, 2013	Dividend Income	Value at January 31, 2013
U.S. Bancorp	52,500	-	-	52,500	$10,238	$1,737,750

The cost basis of investments for federal income tax purposes at January 31, 2013 was as follows+:

Cost of investments	$133,593,992
Gross unrealized appreciation	34,955,746
Gross unrealized depreciation	(245,114)
Net unrealized appreciation	$34,710,632

+Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Summary of Fair Value Disclosure at January 31, 2013 (Unaudited)

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.

• Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of January 31, 2013.

	Level 1	Level 2	Level 3	Total

Common Stocks ^	$158,882,899	$-	$-	$158,882,899

Short-Term Investment	9,421,725	-	-	9,421,725
	$168,304,624	$-	$-	$168,304,624

^ See Schedule of Investments for industry breakouts.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Professionally Managed Portfolios

By (Signature and Title)* /s/ Elaine E. Richards
  Elaine E. Richards, President

Date March 26, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Elaine E. Richards
  Elaine E. Richards, President

Date March 26, 2013

By (Signature and Title)*/s/ Patrick J. Rudnick
  Patrick J. Rudnick, Treasurer

Date  March 26, 2013

* Print the name and title of each signing officer under his or her signature.

Becker Value Equity Fund 01/31/2013 N-Q.